Average Annual Total Returns - FidelityPuritanK6Fund-PRO - FidelityPuritanK6Fund-PRO - Fidelity Puritan K6 Fund	Oct. 30, 2024
Fidelity Puritan K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.30%
Since Inception	10.30%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	13.54%
F1298
Average Annual Return:
Past 1 year	17.67%
Since Inception	8.31%

[1]	A From June 14, 2019 .